Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 541.6	$ 136.2	$ 12.2	$ 690.0
SOUTH AFRICA
Total	[1]	3.1	3.2	0.4	6.7
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total	[1]	3.1	3.2		6.3
SOUTH AFRICA | The Compensation Commissioner for Occupational Diseases [Member]
Total	[1]			0.4	0.4
PERU
Total	[1]	60.2	5.4	1.1	66.7
PERU | Superintendencia de Administración Tributaria (SUNAT) [Member]
Total	[1]	60.2	5.4		65.6
PERU | Institución Geológico, Minero y Metalúrgico (INGEMMET) [Member]
Total	[1]			0.1	0.1
PERU | Autoridad Nacional del Agua (ANA) [Member]
Total	[1]			0.2	0.2
PERU | Organismo Supervisor de la Inversión en Energía y Minería (OSINERGMIN) [Member]
Total	[1]			0.5	0.5
PERU | Organismo de Evaluación y Fisicalización Ambiental (OEFA) [Member]
Total	[1]			0.3	0.3
AUSTRALIA
Total	[1]	270.9	54.1	8.8	333.8
AUSTRALIA | Australian Taxation Office [Member]
Total	[1]	256.9			256.9
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		54.1	5.5	59.6
AUSTRALIA | Department of Finance [Member]
Total	[1]	14.0			14.0
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total	[1]			0.2	0.2
AUSTRALIA | Shire of Coolgardie [Member]
Total	[1]			1.3	1.3
AUSTRALIA | Shire of Laverton [Member]
Total	[1]			0.8	0.8
AUSTRALIA | Shire of Leonora [Member]
Total	[1]			1.0	1.0
GHANA
Total	[1]	205.0	73.5	1.5	280.0
GHANA | Ghana Revenue Authority [Member]
Total	[1]	205.0			205.0
GHANA | Minerals Income Investment Fund [Member]
Total	[1]		$ 73.5		73.5
GHANA | Minerals Commission [Member]
Total	[1]			1.5	1.5
CHILE
Total	[1]	2.3		0.4	2.7
CHILE | General Treasury of the Republic [Member]
Total	[1]	2.3		$ 0.4	2.7
GIBRALTAR
Total	[1]	0.1			0.1
GIBRALTAR | Income Tax Office – Government of Gibraltar [Member]
Total	[1]	$ 0.1			$ 0.1

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2024 were A$/US$: 0.66, US$/ZAR: 18.33, US$/PEN: 3.75, US$/CLP: 944.42, US$/GH ₵ :13.99 and GBP/US$: 1.24 .